Significant Accounting Policies - New Accounting Guidance (Details) - Vencore Holding Corp. and KGS Holding Corp. - USD ($)	3 Months Ended		12 Months Ended
	Mar. 30, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Payment of extinguishment cost	$ 0	$ 0	$ 3,937,000	$ 1,750,000	$ 0
Contingent consideration payment made for operating activities	0	0	0	0	4,968,000
Contingent consideration made for financing activities	0	0	0	0	4,648,000
Reclassification from cost of revenue to other, net	274,660,000	281,716,000	1,139,574,000	1,152,354,000	1,150,291,000
Reclassification from cost of revenue to other, net	(2,272,000)	(2,210,000)	(8,677,000)	(4,931,000)	(11,037,000)
cash, cash equivalents and restricted cash and restricted cash equivalents	86,350,000	55,034,000	95,342,000	66,260,000	76,586,000	$ 68,604,000
ASU 2015-07
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Investments net asset value			303,000,000	273,000,000
ASU 2016-15
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Payment of extinguishment cost				1,800,000
Reclassified contingent consideration payment made out of investing					9,600,000
Contingent consideration payment made for operating activities					5,000,000
Contingent consideration made for financing activities					4,600,000
AUS 2017-07
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Reclassification from cost of revenue to other, net	2,329,000	2,324,000	9,259,000	6,726,000	11,634,000
Reclassification from cost of revenue to other, net	(2,329,000)	(2,324,000)	(9,259,000)	(6,726,000)	(11,634,000)
Accounting Standards Update 2016-18 [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
cash, cash equivalents and restricted cash and restricted cash equivalents	$ 80,000	$ 0	$ 0	$ 160,000	$ 25,500,000